Consolidated Statement of Cash Flows - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net income before tax expense	$ 7,451,711	$ 7,334,141	$ 4,915,227
Reconciliation of net income before taxes and net cash provided by operating activities:
Depreciation of tangible assets and right-of-use assets	839,105	478,606	463,892
Amortization of intangible assets	459,576	478,568	437,822
Impairment losses on loans and other accounts receivable	4,237,381	4,171,801	4,141,573
Net interest income	(11,285,518)	(10,871,795)	(10,514,134)
Accrued dividends	(84,686)	(71,487)	(50,439)
Impairment of investments in associates and joint ventures	225	111,783	140,691
Gains on sales of non-current assets held for sale	(18,989)	(14,862)	(6,611)
Gains on sale of property plant and equipment for own-use	(24,249)	(347,510)
Valuations and interest from Concession agreements	(3,960,250)	(3,181,620)	(209,936)
Net (gains) losses on investment securities measured at FVOCI (2017: available for sale securities)	(52,908)	12,284	(51,712)
Writedown in concessions	5	1,136	2,875
Impairment loss on tangible assets	1,513	5,701	4,832
Foreign exchange losses (gains)	109,533	258,353	(98,977)
Share of undistributed profit of equity accounted investees, net of tax	(229,626)	(197,715)	(171,964)
Fair value adjustments to:
Derivative financial instruments	(142,075)	(427,208)	(164,920)
Non-current assets held for sale	(2,296)	25,136	37,818
Investment property	(19,597)	(39,415)	(46,675)
Biological assets	(18,914)	(20,606)	(13,503)
Changes in operating assets and liabilities:
Trading assets	(584,598)	709,398	2,316,539
Other accounts receivable	(374,435)	(630,394)	(804,970)
Derivative financial instruments	(154,614)	219,406	49,586
Other assets	(242,127)	13,710	177,648
Other liabilities and provisions	143,127	2,757,733	283,036
Employee benefits	(93,993)	42,617	46,514
Loans and receivables	(8,740,036)	(8,245,223)	(14,511,561)
Customer deposits	10,409,443	3,965,382	11,460,395
Interbank borrowings and overnight funds	2,358,074	1,712,600	(1,461,985)
Borrowings from development entities	9,115	(680)	(2,229)
Borrowings from banks and others	(3,197,960)	1,482,124	514,474
Interest received	18,507,769	17,602,454	18,124,814
Interest paid	(7,860,077)	(7,135,811)	(8,326,553)
Interest paid on leases	(194,589)
Income tax paid	(1,610,046)	(1,467,045)	(1,474,250)
Wealth tax and equity tax payments			(99,001)
Net cash provided by operating activities	5,634,994	8,731,562	5,108,316
Cash flows from investing activities:
Acquisition of property plant and equipment	(679,016)	(548,984)	(473,752)
Acquisition of investment property	(2,371)	(54,405)	(75,817)
Additions of biological assets	(20,559)	(20,900)	(24,409)
Additions to investments in associates and joint ventures	(2,789)
Proceeds from sales of investments in associates and joint ventures	(6,060)
Capitalized leasing cost	1,357
Additions of concession arrangement rights	(651,355)	(465,273)	(610,909)
Additions of other intangible assets	(377,471)	(389,151)	(268,757)
Acquisition of FVOCI (2017 and 2016 – available-for sale-financial-assets)			(14,908,266)
Acquisition of FVOCI (2017 and 2016 – available-for sale-financial-assets)	(25,378,675)	(16,380,948)
Proceeds from sales of FVOCI (2017 and 2016 – available-for sale-financial-assets)			12,676,512
Proceeds from sales of FVOCI (2017 and 2016 – available-for sale-financial-assets)	23,439,811	14,435,809
Proceeds from sales of property and equipment	77,070	56,346	69,793
Proceeds from sales of investment properties	57,027	80,854	28,431
Proceeds from sales of biological assets	41,114	32,239	19,775
Proceeds from sales of non-current assets held for sale	154,569	66,657	85,395
Purchases of financial assets at amortized cost (2017 held-to-maturity)	(3,678,335)	(3,887,773)	(3,704,730)
Redemptions of financial assets at amortized cost (2017 held-to-maturity)	3,642,470	3,810,438	3,365,150
Dividends received from investments	307,566	206,549	171,423
Business combination, net of cash			40,093
Effect of loss of control of subsidiaries		11,238
Net cash (used in) provided by investing activities	(3,063,527)	(3,047,304)	(3,610,068)
Cash flows from financing activities:
Dividends paid to shareholders	(1,266,920)	(1,128,535)	(1,307,525)
Dividends paid to non-controlling interest	(804,302)	(745,932)	(768,769)
Issuance of debt securities	3,148,887	1,095,892	4,548,108
Payment of outstanding debt securities	(1,544,225)	(1,139,897)	(3,913,694)
Leases	(362,334)
Issuance of common shares		988,072
Acquisition of NCI without a change in control	(67,097)	(67,157)	(4,096)
Net cash used in financing activities	(895,991)	(997,557)	(1,445,976)
Effect of foreign currency changes on cash and cash equivalents	40,477	1,377,744	91,562
Increase (decrease) in cash and cash equivalents	1,715,953	6,064,445	143,834
Cash and cash equivalents at beginning of year	28,401,283	22,336,838	22,193,004
Cash and cash equivalents at end of year	$ 30,117,236	$ 28,401,283	$ 22,336,838